UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF Tailored Shareholder Report

semi-annual shareholder report May 31, 2026 IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF Ticker: ISBG (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF (the "Fund") for the period January 20, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at www.quantifyfunds.com/optionsbasedincome/isbg/. You can also request this information by contacting us at (855) 843-2534 or by writing to the IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF	$41*	1.29%**
*	The Fund commenced operations on January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of $10,000 is an annualized figure.

Key Fund Statistics

(as of May 31, 2026)

Fund Size (Thousands)	$4,790
Number of Holdings	6
Total Advisory Fee	$14,313
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of May 31, 2026)

Top Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.55%	25.9
SPDR Gold Shares, Expiration: 12/31/2026; Exercise Price: $400.01	20.6
iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $40.01	18.0
iShares Bitcoin Trust ETF, Expiration: 6/5/2026; Exercise Price: $43.00	-2.8
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $417.00	-0.7
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $420.00	-0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.quantifyfunds.com/optionsbasedincome/isbg/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2026 IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF Ticker: ISSB (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF (the "Fund") for the period January 20, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at www.quantifyfunds.com/optionsbasedincome/issb/. You can also request this information by contacting us at (855) 843-2534 or by writing to the IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF	$45*	1.31%**
*	The Fund commenced operations on January 20, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of $10,000 is an annualized figure.

Key Fund Statistics

(as of May 31, 2026)

Fund Size (Thousands)	$2,164
Number of Holdings	5
Total Advisory Fee	$5,677
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of May 31, 2026)

Top Holdings	(% of Total Net Assets)
State Street SPDR S&P 500 ETF Trust, Expiration: 1/15/2027; Exercise Price: $670.01	52.5
First American Government Obligations Fund - Class X, 3.55%	28.7
iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $40.01	15.3
State Street SPDR S&P 500 ETF Trust, Expiration: 8/21/2026; Exercise Price: $735.00	-12.5
iShares Bitcoin Trust ETF, Expiration: 6/5/2026; Exercise Price: $43.00	-2.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.quantifyfunds.com/optionsbasedincome/issb/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements May 31, 2026

Tidal Trust II

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF	| ISBG | Cboe BZX Exchange, Inc.
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF	| ISSB | Cboe BZX Exchange, Inc.

IncomeSTKd ETFs

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF

Consolidated Schedule of Investments

May 31, 2026 (Unaudited)

PURCHASED OPTIONS - 38.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 38.6%
iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $40.01	$5,411,900	1,300	$859,898
SPDR Gold Shares, Expiration: 12/31/2026; Exercise Price: $400.01	9,218,352	221	989,255
			1,849,153
TOTAL PURCHASED OPTIONS (Cost $2,568,101)			1,849,153

SHORT-TERM INVESTMENTS - 25.9%
Money Market Funds - 25.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(e)(f)	1,240,013	1,240,013
TOTAL SHORT-TERM INVESTMENTS (Cost $1,240,013)		1,240,013
TOTAL INVESTMENTS - 64.5% (Cost $3,808,114)		$3,089,166
Other Assets in Excess of Liabilities - 35.5%		1,700,996
TOTAL NET ASSETS - 100.0%		$4,790,162
Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Option Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(f)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF

Consolidated Schedule of Written Option Contracts

May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (4.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.7)%
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $417.00	$(2,711,280)	(65)	$(34,774)
Put Options - (3.3)%
iShares Bitcoin Trust ETF, Expiration: 6/5/2026; Exercise Price: $43.00	(3,463,616)	(832)	(134,368)
SPDR Gold Shares, Expiration: 6/5/2026; Exercise Price: $420.00	(1,626,768)	(39)	(23,888)
			(158,256)
TOTAL WRITTEN OPTIONS (Premiums received $176,128)			(193,030)
Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF

Consolidated Schedule of Investments

May 31, 2026 (Unaudited)

PURCHASED OPTIONS - 67.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 67.8%
iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $40.01	$2,081,500	500	$330,730
State Street SPDR S&P 500 ETF Trust, Expiration: 1/15/2027; Exercise Price: $670.01(e)	7,564,800	100	1,137,712
			1,468,442
TOTAL PURCHASED OPTIONS (Cost $1,204,165)			1,468,442

SHORT-TERM INVESTMENTS - 28.7%
Money Market Funds - 28.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.55%(e)(f)		619,981	619,981
TOTAL SHORT-TERM INVESTMENTS (Cost $619,981)			619,981
TOTAL INVESTMENTS - 96.5% (Cost $1,824,146)			$2,088,423
Other Assets in Excess of Liabilities - 3.5%			75,443
TOTAL NET ASSETS - 100.0%			$2,163,866
Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Option Contracts for further information.
(d)	Non-income producing security.
(e)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF

Consolidated Schedule of Written Option Contracts

May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (14.9)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (12.5)%
State Street SPDR S&P 500 ETF Trust, Expiration: 8/21/2026; Exercise Price: $735.00	$(5,295,360)	(70)	$(271,775)
Put Options - (2.4)%
iShares Bitcoin Trust ETF, Expiration: 6/5/2026; Exercise Price: $43.00	(1,332,160)	(320)	(51,680)
TOTAL WRITTEN OPTIONS (Premiums received $292,088)			(323,455)
Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Consolidated Statements of
Assets and Liabilities

May 31, 2026 (Unaudited)

	IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF	IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
ASSETS:
Investments, at value (cost $3,808,114 and $1,824,146) (Note 2)	$3,089,166	$2,088,423
Deposit at broker for option contracts	1,865,552	399,783
Receivable for investments sold	31,051	–
Interest receivable	1,919	978
Total assets	4,987,688	2,489,184

LIABILITIES:
Written option contracts, premium received ($176,128 and $292,088) (Note 2)	193,030	323,455
Payable to adviser (Note 4)	4,496	1,863
Total liabilities	197,526	325,318
NET ASSETS	$4,790,162	$2,163,866

NET ASSETS CONSISTS OF:
Paid-in capital	$5,665,406	$2,215,034
Total distributable earnings/(accumulated losses)	(875,244)	(51,168)
Total Net Assets	$4,790,162	$2,163,866

Net assets	$4,790,162	$2,163,866
Shares issued and outstanding(a)	260,000	100,000
Net asset value per share	$18.42	$21.64

(a)	Unlimited shares authorized without par value.

Consolidated Statements of Operations
For the Period Ended May 31, 2026 (Unaudited)

	IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF(a)	IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF(a)
INVESTMENT INCOME:
Interest income	$7,428	$2,383
Total investment income	7,428	2,383

EXPENSES:
Investment advisory fee (Note 2)	16,196	6,424
Interest expense	50	75
Total expenses	16,246	6,499
Expense reimbursement by Adviser (Note 4)
	(1,883)	(747)
Net expenses	14,363	5,752
NET INVESTMENT INCOME (LOSS)	(6,935)	(3,369)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(816,035)	(164,440)
Written option contracts	928,276	(22,049)
Net realized gain (loss)	112,241	(186,489)
Net change in unrealized appreciation (depreciation) on:
Investments	(718,948)	264,277
Written option contracts	(16,902)	(31,367)
Net change in unrealized appreciation (depreciation)	(735,850)	232,910
Net realized and unrealized gain (loss)	(623,609)	46,421
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(630,544)	$43,052

(a)	Inception date of the Fund was January 20, 2026.

Consolidated Statements of
Changes in Net Assets

	IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF	IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
	Period Ended May 31, 2026(a) (Unaudited)	Period Ended May 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(6,935)	$(3,369)
Net realized gain (loss)	112,241	(186,489)
Net change in unrealized appreciation (depreciation)	(735,850)	232,910
Net increase (decrease) in net assets resulting from operations	(630,544)	43,052

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(244,700)	(94,220)
Total distributions to shareholders	(244,700)	(94,220)

CAPITAL TRANSACTIONS:
Subscriptions	6,049,586	2,215,034
Redemptions	(384,180)	–
Net increase (decrease) in net
assets from capital transactions	5,665,406	2,215,034

NET INCREASE (DECREASE) IN NET ASSETS	4,790,162	2,163,866

NET ASSETS:
Beginning of the period	–	–
End of the period	$4,790,162	$2,163,866

SHARES TRANSACTIONS
Subscriptions	280,000	100,000
Redemptions	(20,000)	–
Total increase (decrease) in shares
outstanding	260,000	100,000

(a)	Inception date of the Fund was January 20, 2026.

Consolidated Financial Highlights For a share outstanding throughout the period presented

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Period Ended May 31, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.04)
Net realized and unrealized gain (loss)(c)	(5.17)
Total from investment operations	(5.21)

LESS DISTRIBUTIONS FROM:
Return of capital	(1.37)
Total distributions	(1.37)

Net asset value, end of period	$18.42
TOTAL RETURN(d)	(21.14)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,790
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	1.29%
After Investment Advisory Fees waived(e)	1.14%
Ratio of interest expense to average net assets(e)	0.00%(g)
Ratio of operational expenses to average net assets excluding interest expense(e)	1.14%
Ratio of net investment income to average net assets(e)	(0.55)%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was January 20, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
(g)	Represents less than 0.01% as a percentage of the fund's average net assets.

Consolidated Financial Highlights

For a share outstanding throughout the
period presented

IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Period Ended May 31, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.05)
Net realized and unrealized gain (loss)(c)	(1.92)
Total from investment operations	(1.97)

LESS DISTRIBUTIONS FROM:
Return of capital	(1.39)
Total distributions	(1.39)

Net asset value, end of period	$21.64
TOTAL RETURN(d)	(7.44)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,164
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	1.31%
After Investment Advisory Fees waived(e)	1.16%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.14%
Ratio of net investment income to average net assets(e)	(0.68)%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was January 20, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The, IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF (the “ISBG ETF”) and the IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF (the “ISSB ETF”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”) serves as investment adviser to each Fund. Quantify Chaos Advisors, LLC d/b/a Quantify Funds (“Quantify”) serves as investment sub-adviser to the Funds. Convexitas, LLC (“Convexitas”) also serves as investment sub-adviser to the Funds. Quantify and Convexitas may be referred to herein individually as a “Sub-Adviser” or collectively as the “Sub-Advisers.” ISBG ETF and ISSB ETF commenced operations on January 20, 2026.

The investment objective of the ISBG ETF and the ISSB ETF is to seek total return.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of May 31, 2026:

ISBG ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$1,849,153	$–	$1,849,153
Money Market Funds	1,240,013	–	–	1,240,013
Total Investments	$1,240,013	$1,849,153	$–	$3,089,166
Liabilities:
Investments:
Written Options	–	(193,030)	–	(193,030)
Total Investments	$–	$(193,030)	$–	$(193,030)

Notes to Financial Statements

May 31, 2026 (Unaudited)

ISSB ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$1,468,442	$–	$1,468,442
Money Market Funds	619,981	–	–	619,981
Total Investments	$619,981	$1,468,442	$–	$2,088,423
Liabilities:
Investments:
Written Options	–	(323,455)	–	(323,455)
Total Investments	$–	$(323,455)	$–	$(323,455)

Refer to the Consolidated Schedules of Investments and Consolidated Schedules of Written Option Contracts for further disaggregation of investment categories.

Derivative Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

Notes to Financial Statements

May 31, 2026 (Unaudited)

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. A Fund’s portfolio may include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at a predetermined specified price (the “strike price”) only on the FLEX Option’s expiration date.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Notes to Financial Statements

May 31, 2026 (Unaudited)

For the period ended May 31, 2026, each Fund’s monthly average notional amount are described below:

Fund:	Purchased Options	Written Options
ISBG ETF	$13,085,883	$(9,288,086)
ISSB ETF	7,137,708	(4,798,073)

Statements of Assets and Liabilities

Fair value of derivative instruments as of May 31, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:
		Investments, at value		Written option contracts, at value
ISBG ETF	Purchased Options	$1,849,153	Written Options	$(193,030)
ISSB ETF	Purchased Options	1,468,442	Written Options	(323,455)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2026:

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:

		Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments
ISBG ETF	Purchased Options	$(807,308)	Purchased Options	$(718,948)
ISSB ETF	Purchased Options	(164,416)	Purchased Options	264,277

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:

		Net realized gain (loss) from Written option contracts		Net change in unrealized appreciation (depreciation) on written option contracts
ISBG ETF	Written Options	$928,276	Written Options	$(16,902)
ISSB ETF	Written Options	(22,049)	Written Options	(31,367)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Each Fund may invest up to 25% of its assets in a subsidiary that is wholly-owned by such Fund and organized under the laws of the Cayman Islands (each, a “Subsidiary”). Each Subsidiary may invest without limitation in futures contracts and other investments generating non-qualifying income under Subchapter M of the Code. Further, a Subsidiary may invest in any type of investment in which its Fund is permitted to invest, as described in the Prospectus and this SAI. Each such Fund’s investment in its Subsidiary will not exceed 25% of the value of the Fund’s total assets, as measured at the end of each of the Fund’s fiscal quarters. Asset limitations are imposed by Subchapter M of the Code, and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to each Subsidiary but will not receive separate compensation. Quantify and Convexitas each serve as investment sub-adviser to each Subsidiary but will not receive separate compensation.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of May 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid weekly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. or the New York Stock Exchange is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Bitcoin Investment Risks. The Funds’ indirect investments in bitcoin expose them to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Because bitcoin is not legal tender and operates outside central authority systems such as banks, it may be subject to government restrictions. For instance, some countries may limit or ban bitcoin transactions, which could negatively impact its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate it. The largely unregulated nature of bitcoin and its trading venues heightens the risks of fraudulent activity and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Funds’ performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Funds’ investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Funds.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

●	Digital Assets Risk. Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

●	Digital Asset Markets Risk. The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Funds’ reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Funds’ Shares.

●	Blockchain Technology Risk. Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Derivatives Risks. The Funds’ derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Funds may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

●	Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Funds will be successful in using swap agreements to achieve their investment goals depends on the ability of the Adviser to structure such swap agreements in accordance with the Funds’ investment objectives and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an underlying security or asset, the Funds may not meet their stated investment objectives. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Funds’ returns.

The swap agreements in which the Funds invest are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return, or differentials in rates of return, earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on, or change in value of, a particular dollar amount invested in a basket of securities.

If an underlying security or asset has a dramatic move that causes a material decline in the Funds’ net assets, the terms of a swap agreement between the Funds and their counterparty may permit the counterparty to immediately close out the swap transaction with the Funds. In that event, the Funds may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Funds’ investment objectives. This may prevent the Funds from achieving their leveraged investment objectives, even if the underlying security or asset later reverses all or a portion of its movement.

●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including anticipated volatility, which are affected by fiscal and monetary policies, national and international political developments, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract, and economic events. The value of the options contracts in which the Funds invest are substantially influenced by the value of the underlying security. The Funds may experience substantial downside from specific option positions, and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as the options contracts the Funds hold are exercised or expire, the Funds will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds sufficient to cover the cost of entering into new options contracts, the Funds may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Funds may incur losses if the value of an underlying security moves against their positions, potentially resulting in a complete loss of the premium paid.

Notes to Financial Statements

May 31, 2026 (Unaudited)

●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Funds to make daily cash payments to maintain their required margin, particularly at times when the Funds may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

Equity Market Risks (ISSB ETF Only). The Fund will not invest directly in equity securities but will gain exposure through derivatives and ETFs. These investments are subject to significant equity market risks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Gold Investment Risks (ISBG ETF Only). The Fund’s indirect exposure to gold through derivatives and other ETFs and ETPs will subject it to significant risk due to the inherent volatility and unpredictability of the commodities markets. The value of these investments is typically derived from the price movements of physical gold or related economic variables. Price fluctuations in gold linked instruments can be swift and substantial, often showing a low correlation with the returns of traditional equity and bond markets and may not align with trends in other asset classes.

Numerous factors can influence the price of gold and gold futures contracts, including overall market movements, interest rate changes, and variations in global supply and demand. Additionally, the volume of gold imports and exports, production factors such as weather conditions, and technological advances in gold processing and mining can significantly impact gold and gold futures prices. Increased hedging activities, economic conditions, regulatory developments, and political stability also play crucial roles. Furthermore, global supply and demand dynamics, political and economic events, inflation expectations, currency exchange rates, and investment activities of hedge funds and commodity funds can all affect gold prices. Sharp fluctuations in gold markets may result in potential losses. In addition, gold markets have experienced extended periods of flat or declining prices. Investors should also be aware that while gold is often used to preserve wealth, there is no assurance that it will maintain its long-term value in terms of purchasing power.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in each Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities and financial instruments for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also serves as the adviser to the Subsidiary pursuant to an advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund at the annualized rate of 1.29%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the period ended May 31, 2026 are disclosed in the Statements of Operations.

The Adviser has agreed to reduce its unitary management fee through at least March 31, 2027, at the annual rate of 0.15% based on each Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Board of Trustees of the Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Convexitas serves as an investment sub-adviser to each Fund pursuant to a sub-advisory agreement between the Adviser and Convexitas (the “Convexitas Sub-Advisory Agreement”). Convexitas is responsible for the day-to-day management of the portion of each Fund’s portfolio invested in options contracts, subject to the supervision of the Adviser and the Board. For its services, Convexitas is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based upon the average daily net assets of that Fund as set forth in the table below.

Fund Name	Sub-Advisory Fee
ISBG ETF	0.175% on the first $50 million; and 0.125% on assets over $50 million
ISSB ETF	0.175% on the first $50 million; and 0.125% on assets over $50 million

Quantify serves as investment sub-adviser to each Fund pursuant to a sub-advisory agreement between the Adviser and Quantify (the “Quantify Sub-Advisory Agreement”). Quantify is responsible for the overall direction and day-to-day management of each Fund’s portfolio, except for the management of options contracts and the trading of portfolio securities and financial instruments, subject to the supervision of the Adviser and the Board. For its services, Quantify is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.06% of the Fund’s average daily net assets.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to Financial Statements

May 31, 2026 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiaries were as follows:

Fund	Purchases	Sales
ISBG ETF	$1,075,025	$1,033,129
ISSB ETF	–	–

For the period ended May 31, 2026, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended May 31, 2026, there were no in-kind transactions associated with creations and redemptions for the Funds.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end.

The tax character of distributions are estimated and will be determined at fiscal year-end. Distributions paid during the period ended May 31, 2026 (estimated) were as follows:

Distributions paid from:	May 31, 2026
ISBG ETF
Ordinary Income	$-
Return of Capital	244,700
ISSB ETF
Ordinary Income	$-
Return of Capital	94,220

NOTE 8 - SHARES TRANSACTIONS

Shares of each Fund are listed and traded on The Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to each Fund, may be charged on all cash transactions, non-standard orders, or partial cash transactions for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate each Fund for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Consolidated Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect May 31, 2026 (Unaudited) financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - RECENT MARKET EVENTS SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 15, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”) between the Adviser, Quantify Chaos Advisers LLC and Convexitas on behalf the IncomeSTKd ETFs.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser (and the Sub-Advisers with respect to the IncomeSTKd ETFs); (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds (and the Sub-Advisers with respect to the IncomeSTKd ETFs), including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser (and the Sub-Advisers with respect to the IncomeSTKd ETFs), and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on December 15, 2025. Among other things, the Adviser (and the Sub-Advisers with respect to the IncomeSTKd ETFs), provided responses to a detailed series of questions, which included information about the Adviser’s, (and the Sub-Advisers’ with respect to the IncomeSTKd ETFs), operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s, (and the Sub-Advisers’ with respect to the IncomeSTKd ETFs), oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements and the Sub-Advisory Agreements with respect to the IncomeSTKd ETFs. In considering the nature, extent and quality of the services to be provided by the Adviser, and the Sub-Advisers with respect to the IncomeSTKd ETFs, the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and the Sub-Advisers with respect to the IncomeSTKd ETFs, working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, and the Sub-Advisers with respect to the IncomeSTKd ETFs such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, and the Sub-Advisers with respect to the IncomeSTKd ETFs, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” The Board also noted that for each Fund that has a cayman subsidiary, the Adviser and applicable Sub-Adviser does not receive any additional compensation for their service to such cayman subsidiary.

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered the Adviser, Quantify and Convexitas were acting as sponsors to the IncomeSTKd ETFs and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement, and the Sub-Advisory Agreement with respect to the IncomeSTKd ETFs, are fair and reasonable; (b) concluded that each of the Adviser’s, (and the Sub-Advisers with respect to the IncomeSTKd ETFs), fees are reasonable in light of the services that the Adviser, (and the Sub-Advisers with respect to the IncomeSTKd ETFs), will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	August 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	August 7, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 7, 2026

* Print the name and title of each signing officer under his or her signature.